Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥) shares
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 6,808	¥ 46,858		¥ 38,261
Non-current accounts receivable, allowance for doubtful accounts	$ 10,278	¥ 70,744		¥ 62,633
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147		73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248		73,003,248
Treasury stock, shares	136,899	136,899		136,899